Income taxes - Summary of Net Deferred Income Tax Asset (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	$ (246.4)	$ 0.0
Provision (Recovery) in Income	35.6	(246.4)
Ending Balance	(210.8)	(246.4)
PP&E [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	249.5	153.5
Provision (Recovery) in Income	(1.6)	96.0
Ending Balance	247.9	249.5
Risk Management [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	1.4	(0.5)
Provision (Recovery) in Income	1.3	1.9
Ending Balance	2.7	1.4
Leases [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(5.5)	(7.9)
Provision (Recovery) in Income	1.5	2.4
Ending Balance	(4.0)	(5.5)
Decommissioning liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(41.9)	(27.9)
Provision (Recovery) in Income	2.2	(14.0)
Ending Balance	(39.7)	(41.9)
Share-based Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(7.3)	(4.0)
Provision (Recovery) in Income	(0.1)	(3.3)
Ending Balance	(7.4)	(7.3)
Non-capital Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning Balance	(442.6)	(113.2)
Provision (Recovery) in Income	32.3	(329.4)
Ending Balance	$ (410.3)	$ (442.6)